Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 1,300		$ 144,500	$ 36,600
Income tax expense (benefit)	$ 0	$ 0	$ (1,530)	$ 0
Effective income tax rate	0.00%	0.00%